Bank borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Scheduled repayments of the Company's bank borrowings and long-term debt
Scheduled repayments of the Company’s bank borrowings and long-term debt are as follows:

(In thousands)	Amount

Fiscal year ended March 31,
2024	$—
2025	3,750
2026	7,500
2027	7,500
2028	131,250

Total	$150,000